SCHEDULE OF ASSETS AND LIABILITIES ACQUIRED IN BUSINESS COMBINATION (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2022
Business Combination [Line Items]
Goodwill	$ 8,973,501	$ 8,973,501	$ 8,973,501
Acquisitions 2022 [Member]
Business Combination [Line Items]
Cash and cash equivalents				$ 252,697
Accounts receivable, net				63,956
Due from factor, net				387,884
Inventory				2,941,755
Prepaid expenses and other current assets				32,629
Property, equipment and software, net				48,985
Goodwill				3,711,322
Intangible assets				7,403,800
Accounts payable				(615,706)
Accrued expenses and other liabilities				(227,321)
Purchase price consideration				$ 14,000,000